AerCap Transaction (Details 4)	11 Months Ended
	Dec. 31, 2014	May 14, 2014 aircraft
Aircraft orders
AerCap transaction
Purchase Commitment Number of New Aircraft Committed to Purchase	347
ILFC | Income Approach
AerCap transaction
Percentage of fair value accounted for contracted leases	50.00%
Percentage of fair value accounted for residual values	30.00%
Percentage of fair value accounted for lease extensions or new leases	15.00%
Percentage of fair value accounted for Sales of parts residual values	5.00%
ILFC | Income Approach | Minimum
AerCap transaction
Discount Rate (as a percent)	6.00%
ILFC | Income Approach | Maximum
AerCap transaction
Discount Rate (as a percent)	10.00%
ILFC | Income Approach | Weighted Average
AerCap transaction
Discount Rate (as a percent)	7.00%
ILFC | Prepayments on flight equipment | Aircraft orders
AerCap transaction
Purchase Commitment Number of New Aircraft Committed to Purchase		317
ILFC | Prepayments on flight equipment | Aircraft orders | Boeing 787
AerCap transaction
Purchase Commitment Number of New Aircraft Committed to Purchase		64
ILFC | Prepayments on flight equipment | Aircraft orders | Boeing 737-800
AerCap transaction
Purchase Commitment Number of New Aircraft Committed to Purchase		27
ILFC | Prepayments on flight equipment | Aircraft orders | Airbus 320 series
AerCap transaction
Purchase Commitment Number of New Aircraft Committed to Purchase		206
ILFC | Prepayments on flight equipment | Aircraft orders | A350-900
AerCap transaction
Purchase Commitment Number of New Aircraft Committed to Purchase		20